Changes in the scope of consolidation due to acquisitions and divestments	12 Months Ended
Dec. 31, 2017
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Changes in the scope of consolidation due to acquisitions and divestments

D.2. Changes in the scope of consolidation due to acquisitions and divestments

D.2.1. Acquisition of Protein Sciences

On August 25, 2017, Sanofi acquired 100% of Protein Sciences, a biotechnology company headquartered in Meriden, Connecticut (United States). The principal product of Protein Sciences is Flublok®, the only recombinant protein-based influenza vaccine approved by the FDA in the United States.

The provisional purchase price allocation resulted in the recognition of goodwill amounting to €125 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	776

Inventories	4

Other assets and liabilities	(15)

Net deferred tax position	(259)
Net assets of Protein Sciences as of August 25, 2017	506
Goodwill	125
Purchase price	631

The acquisition price includes two contingent consideration milestones elements of €42 million each.

The impacts of this acquisition on Sanofi’s business operating income and consolidated net income for the year ended December 31, 2017 are not material.

D.2.2. Regeneron Pharmaceuticals, Inc. (Regeneron)

Over the past three years, Sanofi acquired further shares in the biopharmaceutical company Regeneron at a cost of €184 million in 2017, €115 million in 2016 and €117 million in 2015. Sanofi’s investment in Regeneron had a carrying amount of €2,512 million as of December 31, 2017, compared with €2,548 million as of December 31, 2016 and €2,245 million as of December 31, 2015 (see Note D.6.). This represents an equity interest of 22.2% as of December 31, 2017, compared with 22.1% as of December 31, 2016 and 2015.

D.2.3. Dissolution of the Sanofi Pasteur MSD joint venture

In December 2016, Sanofi finalized the dissolution of the Sanofi Pasteur MSD (SPMSD) joint venture.

The transaction was completed in two stages on December 30 and December 31, 2016.

Divestment by Sanofi of its interest in SPMSD

On December 30, 2016, Sanofi transferred its interest in SPMSD to MSD.

The consideration for the transfer was (i) a fixed sum of €127 million received on January 4, 2017 and (ii) contingent consideration based on a percentage of future MSD sales during the 2017-2024 period of specified products previously distributed by SPMSD, and receivable in annual installments over the same period. As of December 31, 2016, the fair value of this contingent consideration was measured at €458 million and recognized in the “available-for-sale financial assets” category (see Note D.7).

The pre-tax gain on the divestment, amounting to €211 million, is presented within the line item Other gains and losses, and litigation (see Note D.28) for the year ended December 31, 2016. A negative price adjustment of €31 million is presented within the same line item in 2017.

Acquisition of the European Vaccines business previously included in the Sanofi Pasteur MSD joint venture

This transaction was finalized on December 31, 2016. The final purchase price allocation resulted in the recognition of goodwill amounting to €21 million, as presented in the table below:

(€ million)	Fair value at acquisition date
Other intangible assets	465

Inventories	17

Other current assets	2

Other non-current liabilities	(5)

Net deferred tax position	(10)
Net assets of the European Vaccines business at the acquisition date	469
Goodwill	21
Purchase price	490

The purchase price essentially comprises (i) a fixed sum of €154 million paid on January 4, 2017 and (ii) contingent consideration of €354 million based on a percentage of future sales made by Sanofi Pasteur during the 2017-2024 period of specified former SPMSD products, to be paid in annual installments over that period. In accordance with IFRS 3 (Business Combinations), that contingent consideration was recognized in Liabilities related to business combinations and to non-controlling interests as of December 31, 2016 (see Note D.18.). A negative price adjustment of €16 million was recognized in the year ended December 31, 2017.

D.2.4. Other acquisitions and divestments

The impacts of the other acquisitions made during 2017, 2016 and 2015 are not material for Sanofi.